John Hancock Funds III

601 Congress Street

Boston, MA 02210

July 1, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds III (the “Trust”)

File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of Prospectuses and Statement of Additional Information for the Trust dated July 1, 2011 that would have been filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 32 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on June 27, 2011, via EDGAR, accession number 0000950123-11-062027.

If you have any questions or comments, please call me at 617-663-3872.

Sincerely,

/s/ Kinga Kapuscinski

Kinga Kapuscinski

Assistant Secretary

John Hancock Funds III